Summary of Significant Accounting Policies (Details Textual) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2021	Mar. 31, 2020	Jun. 30, 2020	Jun. 30, 2019
Summary of Significant Accounting Policies (Textual)
Federal Deposit Insurance Corporation	$ 250,000		$ 250,000
Advertising costs	$ 64,158	$ 470,820	$ 316,483	$ 673,814	$ 403,639	$ 732,297
Concentration risk, percentage					10.00%
Description of concentration risk percenage	The Company had one customer account for approximately 44% of the gross sales. During the three months ended March 31, 2020, one customer accounted for approximately 36% of the gross sales while three other customers accounted for over 10% of gross sales.		During the nine months ended March 31, 2021, the Company had one customer account for approximately 37% of the gross sales.
Operating expenses, percentage	14.00%	9.00%	8.00%	8.00%
Impairment on intangible asset		$ 166,667		$ 500,000	$ 500,000
Receivables concentration, description					As of June 30, 2020, the Company had receivables due from seven customers, two of whom accounted for over 20% of the outstanding balance. Four of the other five accounted for over 10% of the total balance. As of June 30, 2019, the Company had receivables due from six customers, three of whom accounted for over 20% of the outstanding balance.
Capitalized intangible asset and amortized costs					$ 1,000,000	$ 0
Accounts Receivable [Member]
Summary of Significant Accounting Policies (Textual)
Description of concentration risk percenage			Five of which each accounted for approximately 17-22% of the total balance. As of June 30, 2020, the Company had receivables due from four customers, two of whom accounted for over 70% of the outstanding balance. Two of the four accounted for approximately 30% of the total balance.